Convertible Preferred Stock (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Convertible Preferred Stock [Abstract]
Preferred stock, dividend rate		8.00%
Aggregate proceeds (in Dollars)		$ 100,000,000
Preferred stock issued and outstanding, percentage	20.00%